(Losses)/earnings per share	6 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
(Losses)/earnings per share

10. (Losses)/earnings per share

	Three Months Ended		Six Months Ended
	December 31, 2020 Cents	December 31, 2019 Cents	December 31, 2020 Cents	December 31, 2019 Cents
(Losses) per share
(in cents)
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(4.38)	(4.60)	(8.60)	(5.82)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(4.38)	(4.60)	(8.60)	(5.82)

(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(4.38)	(4.60)	(8.60)	(5.82)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(4.38)	(4.60)	(8.60)	(5.82)

(c) Reconciliation of (losses) used in calculating (losses) per share
(in U.S. dollars, in thousands)
Basic (losses) per share
(Losses) attributable to the ordinary equity holders of the company used in calculating basic (losses) per share:
From continuing operations	(25,692)	(24,584)	(50,236)	(30,067)

Diluted (losses) per share
(Losses) from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses) per share	(25,692)	(24,584)	(50,236)	(30,067)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(25,692)	(24,584)	(50,236)	(30,067)

	Three Months Ended		Six Months Ended
	December 31, 2020 (In Shares)	December 31, 2019 (In Shares)	December 31, 2020 (In Shares)	December 31, 2019 (In Shares)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	586,354,061	534,410,263	584,421,843	516,855,836
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	586,354,061	534,410,263	584,421,843	516,855,836

Options granted to employees are considered to be potential ordinary shares. These securities have been excluded from the determination of basic losses per share in the three and six months ended December 31, 2020 and 2019. Shares that may be paid as contingent consideration have also been excluded from basic losses per share. They have been excluded from the calculation of diluted losses per share because they are anti-dilutive for the three and six months ended December 31, 2020 and 2019.